Contract assets, net (Tables)	12 Months Ended
Jun. 30, 2025
Contract Assets Net
Schedule of contract assets, net

Contract assets, net consisted of the following:

	As of June 30,
	2024	2025	2025
	GBP	GBP	US$
Balance, beginning of the year	46,210	576,679	791,272
Addition	576,679	318,927	437,606
Contract assets reclassify to contracts receivable	(46,210)	(576,679)	(791,272)
Balance, end of the year	576,679	318,927	437,606
Less: allowance for expected credit losses	(14,480)	(253)	(348)
Total contract assets, net	562,199	318,674	437,258

Schedule of contract assets, allowance for expected credit losses

Movements of allowance for expected credit losses were as follows:

	As of June 30,
	2024	2025	2025
	GBP	GBP	US$
Balance, beginning of the year	-	14,480	19,868
Addition (reversal)	14,480	(14,227)	(19,520)
Balance, end of year	14,480	253	348